Standardised Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Standardised Measure) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Discounted future net cash flows relating to proved oil and gas reserves [Line Items]
Future cash inflows	$ 47,534	$ 43,898	$ 37,016
Future production costs	(17,028)	(18,373)	(14,387)
Future development costs	(10,585)	(10,373)	(6,776)
Future income taxes	(4,056)	(2,272)	(2,950)
Future net cash flows	15,865	12,880	12,903
Discount at 10 per cent per annum	(5,625)	(4,638)	(3,916)
Standardised measure	10,240	8,242	8,987	$ 17,244
Australia [member]
Discounted future net cash flows relating to proved oil and gas reserves [Line Items]
Future cash inflows	17,398	18,407	21,902
Future production costs	(5,345)	(6,663)	(7,306)
Future development costs	(3,842)	(3,714)	(3,431)
Future income taxes	(1,919)	(1,508)	(3,082)
Future net cash flows	6,292	6,522	8,083
Discount at 10 per cent per annum	(1,713)	(2,104)	(2,961)
Standardised measure	4,579	4,418	5,122
United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [Line Items]
Future cash inflows	28,012	23,537	13,088
Future production costs	(11,182)	(11,176)	(6,514)
Future development costs	(6,554)	(6,451)	(3,063)
Future income taxes	(1,236)	(18)	800
Future net cash flows	9,040	5,892	4,311
Discount at 10 per cent per annum	(3,783)	(2,426)	(834)
Standardised measure	5,257	3,466	3,477
Other countries [member]
Discounted future net cash flows relating to proved oil and gas reserves [Line Items]
Future cash inflows	2,124	1,954	2,026
Future production costs	(501)	(534)	(567)
Future development costs	(189)	(208)	(282)
Future income taxes	(901)	(746)	(668)
Future net cash flows	533	466	509
Discount at 10 per cent per annum	(129)	(108)	(121)
Standardised measure	$ 404	$ 358	$ 388